Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (969)	¥ 385
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(552)	(103)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(169)	258
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(227)	215
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(16)	2
Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(5)	13
Foreign exchange gains (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(165)	281
Foreign exchange gains (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(169)	258
Foreign exchange gains (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	4	23
Trading account profits (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(804)	104
Trading account profits (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(552)	(103)
Trading account profits (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Trading account profits (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(227)	215
Trading account profits (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(16)	2
Trading account profits (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (9)	¥ (10)